Registration Nos. 33-15464
=============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                     POST-EFFECTIVE AMENDMENT NO.    21

                                       TO

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUST
                            REGISTERED ON FORM N-8B-2

ALLIANZ LIFE VARIABLE ACCOUNT A
-------------------------------
(Exact Name of Trust)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
-----------------------------------------------
(Name of Depositor)




1750 Hennepin Avenue, Minneapolis, MN                          55403-2195
-------------------------------------                          ----------
(Address of Depositor's Principal Executive Offices)           (Zip Code)

     Name and Address of Agent for Service
          Michael T. Westermeyer
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403-2195

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866


It is proposed that this filing will become effective:

     _____ immediately  upon filing  pursuant to paragraph  (b) of Rule 485
     __X__ on May 1, 1999 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
     _____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      [X] This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.


Title and amount of securities being registered:
     Individual Single Premium Variable Life Insurance Policies.


                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2


N-8B-2 Item  Caption in Prospectus

1            Allianz Life, The Separate Account

2            Allianz Life

3            Not Applicable

4            Distributor

5            The Separate Account

6(a)         Not Applicable
(b)          Not Applicable

9            Not Applicable

10           Purchases

11           Investment Options

12           Investment Options

13           Expenses

14           Purchases

15           The Separate Account

16           Investment Options

17           Policy Values, Access to your Money
             and Transfers

18           Purchases

19           Not Applicable

20           Not Applicable

21           Not Applicable

22           Not Applicable

23           Not Applicable

24           Not Applicable

25           Allianz Life

26           Allianz Life

27           Allianz Life

28           Allianz Life

29           Allianz Life

30           Allianz Life

31           Not Applicable

32           Not Applicable

33           Not Applicable

34           Not Applicable

35           Allianz Life

37           Not Applicable

38           Distributor

39           Distributor

40           Not Applicable

41(a)        Distributor

42           Not Applicable

43           Not Applicable

44           Purchases

45           Not Applicable

46           Policy Values, Access to your Money
             and Transfers

47           Not Applicable

48           Not Applicable

49           Not Applicable

50           Not Applicable

51           Allianz Life

52           Investment Options

53           Taxes

54           Financial Statements

55           Not Applicable


Parts I and II were filed in Registrants Post Effective Amendment No. 20 to Form S-6 on February 2, 1999 and are incorporated herein by reference.




                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of March, 1999.



                                         ALLIANZ LIFE
                                         VARIABLE ACCOUNT A
                                                                    (Registrant)


                                    By:  ALLIANZ LIFE INSURANCE COMPANY
                                         OF NORTH AMERICA
                                                                     (Depositor)



                                    By:  /S/ Michael T. Westermeyer
                                         ------------------
                                         Michael T. Westermeyer



Attest: /S/  Catherine Mielke
        ---------------------------






Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature and Title



                       Chairman of the Board,
Lowell C. Anderson*    President                    03-26-99
Lowell C. Anderson     and Chief Executive Officer


Herbert F. Hansmeyer*  Director                     03-26-99
Herbert F. Hansmeyer


Michael P. Sullivan*   Director                     03-26-99
Michael P. Sullivan


Dr. Gerhard Rupprecht* Director                     03-26-99
Dr. Gerhard Rupprecht


Edward J. Bonach*      Chief Financial Officer      03-26-99
Edward J. Bonach


Rev. Dennis J. Dease*  Director                     03-26-99
Rev. Dennis J. Dease


James R. Campbell*     Director                     03-26-99
James R. Campbell


Robert M. Kimmitt*     Director                     03-26-99
Robert M. Kimmitt




                                        *By Power of Attorney


                                        By: /S/ Michael T. Westermeyer
                                            ---------------------------------
                                            Michael T. Westermeyer
                                            Attorney-in-Fact